SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Product Warranty Liability [Table Text Block]
Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Balance, beginning of the year	$766	$661
Warranties issued during the year	582	699
Settlements made during the year	(371)	(446)
Expirations	(304)	(184)
Foreign currency translation adjustment	(58)	36

Balance end of year	$615	$766

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2014, 2013 and 2012 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2014	2013	2012

Risk free interest rate	1.49%-2.39%	0.56%-1.31%	-
Dividend yield	0%	0%	-
Expected volatility	50.14%-57.89%	44.75%-49.48%	-
Expected term (in years)	3.92-5.5	2.63-4.5	-
Forfeiture rate	2%	2%	-

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the allowance for doubtful accounts during 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Balance at beginning of the year	$1,270	$935
First time consolidation of Subsidiary	69	263
Deductions during the year	(216)	(364)
Charged to expenses	452	412
Foreign currency translation adjustment	(158)	24

Balance at end of year	$1,417	$1,270